Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue Recognition
Revenue	¥ 224,727	¥ 212,000	¥ 57,674
Durables Vertical
Revenue Recognition
Revenue from estimates that had not been resolved	0	0	0
Revenue	224,727	85,000	13,570
Commercial Healthcare Vertical
Revenue Recognition
Revenue from estimates that had not been resolved	¥ 0	0	0
Revenue		107,000	210
Licensing
Revenue Recognition
Revenue			13,894
Advertising
Revenue Recognition
Revenue			¥ 30,000
System Development
Revenue Recognition
Revenue		¥ 20,000